Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	$ (35,582)	$ 13,248
5% increase effect on net income (loss) and equity	(18,658)	6,940
5% decrease effect on net income (loss) and equity	(18,658)	(6,940)
10% decrease effect on net income (loss) and equity	35,582	(13,248)
CPI linked [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	(25,875)	(43,536)
5% increase effect on net income (loss) and equity	(12,937)	(22,804)
5% decrease effect on net income (loss) and equity	10,222	22,804
10% decrease effect on net income (loss) and equity	$ 10,600	$ 43,536